Other information (Tables)	12 Months Ended
Dec. 31, 2022
Other information
Schedule of other information
(€ million)	2022	2021	2020
Investment in consolidated subsidiaries and businesses
Current assets	147	262	15
Non-current assets	2,463	2,698	193
Net borrowings	(541)	(486)	(64)
Current and non-current liabilities	(366)	(349)	(17)
Net effect of investments	1,703	2,125	127
Fair value of investments held before the acquisition of control	(21)	(99)
Non-controlling interests	(15)	(4)	(15)
Purchase price	1,667	2,022	112
Cash and cash equivalents acquired	(31)	(121)	(3)
Consolidated subsidiaries and businesses net of cash and cash equivalent acquired	1,636	1,901	109

Disposal of consolidated subsidiaries and businesses
Current assets	1,377	2
Non-current assets	8,618
Net borrowings	(2,085)
Current and non-current liabilities	(2,351)
Net effect of disposals	5,559	2
Current value of the stake held for business combinations	(5,726)
Reclassification among other items of OCI	(918)
Gain on disposal of business combinations	2,704
Credits for divestments	(1,609)
Selling price	10	2
Cash and cash equivalents sold	(70)
Consolidated subsidiaries and businesses net of cash and cash equivalent disposed of	(60)	2

Business combination Unión Fenosa Gas
Investment in Unión Fenosa Gas sold		232
Investments and businesses acquired
Current assets		370
Non-current assets		378
Net borrowings		(128)
Long-term and short-term liabilities		(420)
Total investments and businesses acquired		200
Total net disposals		32
Cash and cash equivalents acquired		42
Business combination Unión Fenosa Gas net of cash and cash equivalent acquired		74

Consolidated subsidiaries and businesses net of cash and cash equivalent disposed of	(60)	76

Schedule of purchase price allocation of net assets acquired in business combination

The provisional and definitive price allocation of the net assets acquired in 2021 is shown below:

(€ million)	FRI‐EL Biogas Holding (now EniBioCh4in SpA) Provisional allocation	FRI‐EL Biogas Holding (now EniBioCh4in SpA) Definitive allocation	Portfolio of thirteen on-shore wind facilities Provisional allocation	Portfolio of thirteen on-shore wind facilities Definitive allocation	Dhamma Energy Group Provisional allocation	Dhamma Energy Group Definitive allocation	Portfolio of nine renewable energy projects Provisional allocation	Portfolio of nine renewable energy projects Definitive allocation	Be Power Provisional allocation	Be Power Definitive allocation
Current assets	23	23	32	31	2	3	7	7	22	22
Property, plant and equipement	38	144	423	209	119	94	57	21	29	29
Goodwill	80	9	302	307	120	124	81	79	728	718
Current and non current assets	15	15	43	252	15	33	25	68	10	22
Cash and cash equivalent (Net borrowings)	(14)	(14)	(215)	(214)	(101)	(97)	(32)	(38)	9	10
Current and non current liabilities	(9)	(44)	(100)	(100)	(12)	(11)	(20)	(21)	(34)	(37)
Net effects of investments	133	133	485	485	143	146	118	116	764	764
Non-controlling interests	(1)	(1)			(3)	(3)
Total purchase price	132	132	485	485	140	143	118	116	764	764